Unaudited condensed consolidated statements of stockholders' equity and mezzanine equity - USD ($)	Total	Series C Redeemable Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series C Redeemable Preferred Stock [Member]	Treasury Stock, Common [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]	Redeemable Preferred Stock [Member]	Redeemable Preferred Stock [Member] Series C Redeemable Preferred Stock [Member]
Beginning balance, Shares at Dec. 31, 2022			12,972,358			811,878
Beginning balance at Dec. 31, 2022	$ 281,654,518		$ 129,724			$ 8,119	$ 252,912,550	$ 28,604,125
Issuance of common stock (including the exercise of warrants) net of issuance costs	11,896,666		$ 32,871				11,863,795
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares			3,287,062
Issuance of restricted shares and stock based compensation	1,091,189		$ 8,279				1,082,910
Issuance of restricted shares and stock based compensation, Shares			827,942
Issuance of Series C preferred shares		$ 0		$ 0										$ 10,000,000
Issuance of Series C preferred shares, Share				0										13,875
Dividends declared on preferred shares									$ (870,494)	$ (870,494)	$ (185,000)	$ (185,000)
Net income	52,550,587							52,550,587
Distribution of net assets of C3is	(20,957,952)						(20,957,952)
Ending balance, Shares at Jun. 30, 2023			17,087,362			811,878
Ending balance at Jun. 30, 2023	325,179,514		$ 170,874			$ 8,119	244,901,303	80,099,218
Mezzanine Equity, Ending balance, Shares at Jun. 30, 2023													13,875
Mezzanine Equity, Ending balance at Jun. 30, 2023													$ 10,000,000
Beginning balance, Shares at Dec. 31, 2023			33,257,291		(3,444,536)	811,878
Beginning balance at Dec. 31, 2023	362,305,473		$ 332,573		$ (5,885,727)	$ 8,119	270,242,635	97,607,873
Exercise of warrants	1,800,000		$ 9,000				1,791,000
Exercise of warrants, Shares			900,000
Stock repurchase	$ (2,504,498)				$ (2,504,498)
Stock repurchase, Shares	807,347				(807,347)
Issuance of restricted shares and stock based compensation	$ 1,895,372		$ 4,262				1,891,110
Issuance of restricted shares and stock based compensation, Shares			426,253
Dividends declared on preferred shares									$ (870,492)	$ (870,492)
Net income	36,179,042							36,179,042
Ending balance, Shares at Jun. 30, 2024			34,583,544		(4,251,883)	811,878
Ending balance at Jun. 30, 2024	$ 398,804,897		$ 345,835		$ (8,390,225)	$ 8,119	$ 273,924,745	$ 132,916,423